Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES

NOTE 16 - TAXES

(a)	Corporation Income Tax

Pursuant to the tax laws and regulations of the PRC, the Company’s applicable corporate income tax (“CIT”) rate is 25%. However, Zhejiang Kandi Technologies, Kandi Smart Battery Swap, Jiangxi Huiyi and Kandi Hainan qualify as High and New Technology Enterprise (“HNTE”) companies in the PRC and are entitled to a reduced income tax rate of 15% for the years presented. An HNTE Certificate is valid for three years. An entity may renew its HNTE certificate when the prior certificate expires. Historically, Zhejiang Kandi Technologies, Kandi Smart Battery Swap, Jiangxi Huiyi and Kandi Hainan have successfully renewed for such certificates when their prior certificates expired. Additionally, Hainan Kandi Holding also has an income tax rate of 15% due to its local preferred tax rate in Hainan Free Trade Port. The applicable CIT rate of each of the Company’s other PRC subsidiaries, Kandi New Energy, Yongkang Scrou, China Battery Exchange and its subsidiaries, LiaoWangTa and Kandi Ruiyan are 25%. Kandi Canada is subject to Canada’s statutory federal income tax rate of 15%, and also the applicable provincial income tax rate of 12%.

On April 17, 2024, the Company completed a corporate restructuring pursuant to which its legal corporate domicile was changed from the United States to the British Virgin Islands (BVI). As a result of the transaction, Kandi BVI, a company incorporated under the laws of the BVI, became the ultimate parent company of the consolidated group.

Notwithstanding the change in legal domicile, under Section 7874(b) of the Internal Revenue Code, as a foreign incorporated entity, Kandi BVI is treated as a U.S. corporation for U.S. federal income tax purposes because the transaction was considered to be an “inversion transaction” in which the former U.S. shareholders were determined held 80% or more of the stock (by vote or value) of Kandi BVI after the transaction. Accordingly, Kandi BVI and its subsidiaries continue to be subject to U.S. federal income tax on their worldwide income and file U.S. federal income tax returns as a domestic corporation.

The Company’s effective tax rate is favorably affected by a super-deduction for qualified research and development costs in China and adversely affected by non-deductible expenses such as stock rewards for non-US employees, add back of GILTI income and part of entertainment expenses. The Company records valuation allowances against the deferred tax assets associated with losses and other timing differences for which we may not realize a related tax benefit. After combining research and development tax credits of 25% on certain qualified research and development expenses, the Company’s effective tax rate for December 31, 2025, 2024 and 2023 was a tax expense of 4.30% on a reported loss before taxes of approximately $91.6 million, a tax benefit of 9.15% on a reported loss before taxes of approximately $56.1 million and a tax expense of 51.92% on a reported income before taxes of approximately $3.5 million, respectively. The effective tax rates for each of the periods mentioned above are disclosed in the summary table of income tax expenses for December 31, 2025, 2024 and 2023.

Under ASC 740 guidance relating to uncertain tax positions, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2025, the Company did not have any liability for unrecognized tax benefits. The Company files income tax returns with the U.S. Internal Revenue Services (“IRS”) and those states where the Company has operations. The Company is subject to U.S. federal or state income tax examinations by the IRS and relevant state tax authorities. During the periods open to examination, the Company has net operating loss carry forwards (“NOLs”) for U.S. federal and state tax purposes that have attributes from closed periods. Since these NOLs may be utilized in future periods, they remain subject to examination. The Company also files certain tax returns in the PRC. As of December 31, 2025, the Company was not aware of any pending income tax examinations by U.S. or PRC tax authorities. The Company records interest and penalties on uncertain tax provisions as income tax expense. As of December 31, 2025, the Company has no accrued interest or penalties related to uncertain tax positions.

Income tax expenses (benefit) for the years ended December 31, 2025, 2024 and 2023 are summarized as follows:

	For Year Ended December 31,
	2025	2024	2023
Current:
Provision for CIT	$201,299	$1,010,951	$1,599,668

Deferred:
Provision for CIT	3,735,568	(6,140,342)	203,236

Income tax expense (benefit)	$3,936,867	$(5,129,391)	$1,802,904

The reconciliation of taxes at the PRC statutory rate (25% in 2025, 2024 and 2023) to our provision for income taxes for the years ended December 31, 2025, 2024 and 2023 was as follows:

	For Year Ended December 31,
	2025	2024	2023
Expected taxation at PRC statutory tax rate	$(22,908,269)	$(14,019,992)	$1,885,374
Effect of differing tax rates in different jurisdictions	3,283,244	1,747,697	650,434
Effect of PRC preferential tax rates	1,362,896	824,614	(2,471,114)
Non-taxable income	(1,098,429)	(1,099,545)	(898,290)
Non-deductible expenses	5,053,876	4,276,153	3,830,387
Research and development super-deduction	(1,339,244)	(1,607,398)	(1,516,020)
(Over) Under-accrued EIT for previous years	(6,568)	62,068	(431)
Addition to valuation allowance	21,469,264	3,882,744	467,366
Foreign tax credit	-	-	(70,708)
Other (including intercompany transaction )	(1,879,903)	804,268	(74,094)
Income tax expense (benefit)	$3,936,867	$(5,129,391)	$1,802,904

The tax effects of temporary differences that give rise to the Company’s net deferred tax assets and liabilities as of December 31, 2025 and December 31, 2024 are summarized as follows:

	December 31,	December 31,
	2025	2024
Deferred tax assets:
Accruals and reserves	$22,361,936	$13,782,051
Loss carried forward	20,426,149	11,297,569
Total deferred tax assets	42,788,085	25,079,620
Deferred tax liabilities:
Expense	(38,636)	(71,292)
Tangible	(185,776)	(158,057)
Intangible	(44,845)	(559,210)
Revenue	(1,866,054)	(1,443,197)
Total deferred tax liability	(2,135,311)	(2,231,756)
Net deferred tax assets (liabilities)	$40,652,774	$22,847,864
less：valuation allowance	(38,747,727)	(16,875,904)
Net deferred tax assets(liabilities), net of valuation allowance	$1,905,047	$5,971,960

The tax effected aggregate Net Operating Loss (“NOL”) was $20.4 million, $11.3 million and $9.4 million in tax years 2025, 2024 and 2023, which were deriving from entities in the US, Canada, PRC and Hong Kong. Some of the NOLs will start to expire from 2026 if they are not used. The cumulative NOL in the PRC can be carried forward for five years in general, and ten years for entities qualify High and New Technology Enterprise (“HNTE”) treatment, which is $1.2 million and $11.9 million respectfully, to offset future net profits for income tax purposes.

The Company recorded valuation allowances of $38.7 million as of December 31, 2025, against the deferred tax assets associated with losses and other timing differences for which we may not realize a related tax benefit. Tax benefit of operating loss is evaluated on an ongoing basis including a review of historical and projected future operating results, the eligible carry forward period, and available tax planning strategies.

Income (loss) before income taxes from PRC and non-PRC sources for the years ended December 31, 2025, 2024 and 2023 are summarized as follows:

	For Year Ended December 31,
	2025	2024	2023
Income (loss) before income taxes consists of:
PRC	$(15,446,679)	$(8,358,084)	$23,550,796
Non-PRC	(76,186,396)	(47,721,653)	(20,078,125)
Total	$(91,633,075)	$(56,079,737)	$3,472,671

Net changes in the valuation allowance of deferred tax assets are summarized as follows:

Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2024	$16,875,904
Additions-change to tax expense	21,469,264
Prior year true up	(321,208)
Exchange rate difference	723,767
Balance at December 31, 2025	$38,747,727

(b)	Tax Holiday Effect

For the years ended December 31, 2025, 2024 and 2023, the PRC CIT rate was 25%. Certain subsidiaries of the Company are entitled to tax exemptions (tax holidays) for the years ended December 31, 2025, 2024 and 2023.

The combined effects of income tax expense exemptions and reductions available to the Company for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025	2024	2023
Tax benefit (holiday) credit	$1,721,230	$2,401,349	$2,421,539
Basic net income per share effect	$0.02	$0.03	$0.03